SUBSEQUENT EVENTS (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Additonal funding received from shareholders in exchange of shares		$ 188,890	$ 5,642,970	$ 19,700,000
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Additonal funding received from shareholders in exchange of shares	$ 188,890
Number of shares issued	37,778